CHANGE IN ESTIMATE	12 Months Ended
Dec. 31, 2010
Accounting Changes and Error Corrections [Text Block]

NOTE 15 – CHANGE IN ESTIMATE

During 2009, in accordance with FASB ASC 250, Accounting Changes (FASB ASC 250), we recorded a $122,000 change in estimate as a period change to reflect a revised estimate of prior year discretionary incentives. The effect on 2009’s cost of services and general and administrative expenses would have been approximately $71,000 and $51,000 respectively.